Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	June 30, 2021	June 30, 2020
Performance equipment	$10,637,926	$3,910,069
Office equipment	38,477	48,266
Total	10,676,403	3,958,335
Less: Accumulated depreciation	(1,516,189)	-
Property, plant and equipment, net	$9,160,214	$3,958,335